SHARE-BASED COMPENSATION (Details Narrative)			1 Months Ended			12 Months Ended			36 Months Ended
	Oct. 07, 2024 CNY (¥)	Jun. 14, 2021 $ / shares shares	Nov. 30, 2024 $ / shares shares	Nov. 30, 2024 CNY (¥) shares	Dec. 31, 2015 shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2018 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense | ¥						¥ 60,530,000
Unrecognized share-based compensation expense | ¥						¥ 14,771
Weighted-average vesting period						2 years 2 months 23 days
Unvested restricted stock unit percentage		50.00%
Class A Restricted Share Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock per share | $ / shares		$ 0.0001
Class A Restricted Share Units [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units granted | shares		5,281,000
Class A Restricted Share Units [Member] | Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units granted | shares		18,000		72,000
Class A Restricted Share Unit [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense | ¥						¥ 99,497,000
Weighted-average vesting period						1 year 9 months 18 days
Restricted stock units granted | shares						72,000
Restricted stock unit percentage		50.00%
Unrecognized share-based compensation expense | ¥						¥ 51,201,000
2015 Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share options expire period					10 years
Share options granted | shares									1,666,781
2015 Share Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense | ¥	¥ 47,187,000			¥ 13,343,000
2015 Share Incentive Plan [Member] | Class A Restricted Share Unit [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense | ¥						¥ 74,613,000
2015 Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting rights percentage					25.00%
2015 Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting rights percentage					25.00%
2024 Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share options expire period				10 years
Share options granted | shares				1,965,500
Weight average grant date fair value per option | $ / shares			$ 2.01
2024 Share Incentive Plan [Member] | Class A Restricted Share Unit [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense | ¥				¥ 30,000
Common Class A [Member] | 2015 Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issue | shares					8,000,000
Common Class A [Member] | 2024 Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issue | shares			10,669,486	10,669,486